Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Microchip Technology Incorporated
Entity Central Index Key	0000827054